Fair Value of Total Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%
Fair Value allocation	100.00%	100.00%
U.S. Pension Plans | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	55.00%
Fair Value allocation	56.00%	56.00%
U.S. Pension Plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	45.00%
Fair Value allocation	43.00%	43.00%
U.S. Pension Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	1.00%	1.00%
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	100.00%	100.00%
Non-U.S. Pension Plans | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	14.00%	15.00%
Non-U.S. Pension Plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	52.00%	65.00%
Non-U.S. Pension Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	34.00%	20.00%